FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 31, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED EQUITY FUNDS (the “Trust”)

Federated Clover Small Value Fund

Class T Shares

Federated Clover Value Fund

Class T Shares

Federated Prudent Bear Fund

Class T Shares

Federated Absolute Return Fund

Class T Shares

Federated Kaufmann Fund

Class T Shares

Federated Kaufmann Large Cap Fund

Class T Shares

Federated Kaufmann Small Cap Fund

Class T Shares

Federated MDP Mid Cap Growth Fund

Class T Shares

Federated Strategic Value Dividend Fund

Class T Shares

Federated Intercontinental Fund

Class T Shares

Federated International Strategic Value Dividend Fund

Class T Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated March 30, 2017, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 194 on March 29, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary